Interest bearing debt, Credit Facility (Details) $ in Thousands		1 Months Ended	3 Months Ended	9 Months Ended
		Jan. 31, 2023 USD ($) Borrower	Sep. 30, 2023 USD ($) Borrower	Sep. 30, 2023 USD ($)
Credit Facility [Abstract]
Borrowing amount			$ 436,579	$ 436,579
ING Credit Facility, $405 million Senior Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount		$ 405,000
Uncommitted accordion available		$ 100,000
Number of borrowers | Borrower		10
Frequency of periodic repayment				quarterly
Debt repayment installment amount		$ 6,300
Maturity date				Jan. 31, 2029
ING Credit Facility, $405 million Senior Credit Facility [Member] | SOFR [Member]
Credit Facility [Abstract]
Interest rate spread		1.90%	1.90% [1]	1.90% [1]
Revolving Credit Facility [Member]
Credit Facility [Abstract]
Drawdown			$ 55,000
ING Credit Facility, $45 million Senior Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount			$ 45,000	$ 45,000
Number of borrowers | Borrower			1
Frequency of periodic repayment				quarterly
Debt repayment installment amount			$ 750
Maturity date				Jan. 31, 2029
Drawdown			$ 45,000
ING Credit Facility, $45 million Senior Credit Facility [Member] | SOFR [Member]
Credit Facility [Abstract]
Interest rate spread			1.80%	1.80%
Credit Agricole Credit Facility [Member]
Credit Facility [Abstract]
Frequency of periodic repayment				quarterly
Debt repayment installment amount				$ 600
Debt repayment final payment				$ 22,500
Credit Agricole Credit Facility [Member] | SOFR [Member]
Credit Facility [Abstract]
Interest rate spread			2.05%	2.05%
Danish Ship Finance Credit Facility [Member]
Credit Facility [Abstract]
Frequency of periodic repayment				semiannual
Debt repayment installment amount				$ 1,200
Debt repayment final payment				24,300
Nordea Credit Facility [Member]
Credit Facility [Abstract]
Uncommitted accordion available			$ 250,000	$ 250,000
Frequency of periodic repayment				quarterly
Debt repayment final payment				$ 40,900
Debt repayment next periodic installment payment				5,900
Debt repayment last periodic installment payment				$ 5,200
Nordea Credit Facility [Member] | SOFR + CAS [Member]
Credit Facility [Abstract]
Interest rate spread	[2],[3]		1.90%	1.90%

[1]	$75.1 mill. undrawn as of September 30, 2023.
[2]	$142.5 mill. undrawn as of September 30, 2023.
[3]	Credit Adjustment Spread (CAS) of 0.26%.